Investments and assets and liabilities held for sale, Net cash flows incurred (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash flows incurred [Abstract]
Operating activities	R$ 243,293	R$ 213,488	R$ 235,170
Investing activities	(200,316)	(166,718)	(90,072)
Financing activities	10,627	(63,480)	(210,409)
Increase (decrease) in cash and cash equivalents	53,604	(16,710)	(65,311)
Dona Juana [Member]
Net cash flows incurred [Abstract]
Operating activities			(2,221)
Investing activities			665
Financing activities			4,191
Increase (decrease) in cash and cash equivalents			2,635
Assets and Liabilities Classified as Held for Sale [Member] | Dona Juana [Member]
Net cash flows incurred [Abstract]
Operating activities	27,404	26,477	(2,221)
Investing activities	(17,675)	(14,216)	665
Financing activities	(8,053)	(13,115)	4,191
Increase (decrease) in cash and cash equivalents	R$ 1,676	R$ (854)	R$ 2,635